DEBT - Debt Obligations (Details)		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 10, 2021 USD ($) D	Jul. 31, 2021	Jan. 31, 2019 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)	Jun. 09, 2021 $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 01, 2020 $ / shares shares	Jun. 30, 2020 $ / shares	Apr. 30, 2020 USD ($) $ / shares shares	Nov. 22, 2019 $ / shares
Debt
Face amount															$ 1,700,000
Total debt				$ 12,628,000		$ 12,628,000		$ 13,684,000	$ 6,351,000
Less: current portion of debt								(515,000)	(4,100,000)
Long-term debt				12,628,000		12,628,000		13,169,000	2,251,000
Common share purchase warrants | shares											275,000
Shares per warrant | shares											1		1
Warrant exercise price (in dollars per share) | $ / shares											$ 7.55		$ 3.90	$ 5.65	$ 5.00
Term of warrants											48 months		5 years
Interest expense				324,000	$ 190,000	1,093,000	$ 456,000
Central Bank line of credit
Debt
Maximum borrowing capacity			$ 1,000,000							$ 1,000,000
Interest expense								99,000	138,000
Senior Term Loan
Debt
Maximum borrowing capacity	$ 6,000,000
Senior Revolving Loan
Debt
Maximum borrowing capacity	$ 2,000,000
Number of business days prior to written notice of prepayment | D	10
Minimum prepayment advances outstanding	$ 250,000
Percentage of aggregate advances outstanding	25.00%
Term of of written notice of company's intention to prepay	30 days
Term of interest	12 months
Senior Term Acquisition Line
Debt
Maximum borrowing capacity	$ 3,000,000
Central Bank Debt PPP promissory note
Debt
Total								1,687,000	4,100,000
Paycheck Protection Program loan
Debt
Total				0		0		1,687,000
Face amount												$ 1,700,000
Total debt								1,687,000
Fair value of debt								1,687,000
Bearing interest rate												1.00%
Centurion debenture
Debt
Total				11,000,000		11,000,000		11,000,000
Less: fair value ascribed to conversion feature and warrants				(1,204,000)		(1,204,000)		(1,204,000)
Plus: accretion of implied interest								176,000
Less: net debt issuance costs				(427,000)		(427,000)		(547,000)
Total debt				9,771,000		9,771,000		9,425,000
Fair value of debt								11,000,000
Commitment fee (in percent)	2.25%
Commitment fee	$ 248,000
Interest expense				$ 324,000	$ 190,000	$ 872,000	$ 236,000	456,000
Debenture with Maturity Date of June 9, 2025
Debt
Face amount	$ 11,000,000
Bearing interest rate	9.50%
Interest rate during period		1.50%
Interest on over due interest	3.00%
LIBOR | Central Bank line of credit
Debt
Variable rate			3.50%
Royal Bank of Canada Prime Rate | Central Bank line of credit
Debt
Variable rate										3.50%
Royal Bank of Canada Prime Rate | Debenture with Maturity Date of June 9, 2025
Debt
Variable rate	7.05%
Central Bank | Central Bank line of credit
Debt
Total									1,978,000
Promissory note | Central Bank
Debt
Total									2,122,000
Convertible Debt
Debt
Total								2,572,000	2,251,000
Face amount								3,450,000	3,450,000
Less: principal converted to common shares								(60,000)
Less: fair value ascribed to conversion feature and warrants								(1,523,000)	(1,523,000)
Plus: accretion of implied interest								705,000	324,000
Total debt								2,572,000
Fair value of debt								3,390,000
Bearing interest rate															9.00%	9.00%
Common share purchase warrants | shares															72
Warrant exercise price (in dollars per share) | $ / shares															$ 9.50	$ 9.50
Term of warrants															3 years
Interest expense								$ 474,000	$ 286,000